Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted loss per common share
	For the Years Ended December 31,
	2021	2020	2019
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders	$371,091	$(1,692,654)	$23,526,400
Net income (loss) from continuing operations attributable to Roan Holdings Group Co., Ltd.’s shareholders	$371,091	$(1,692,654)	$(3,319,618)
Net income from discontinued operations, net of income tax	$-	$-	$26,846,018

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,887	25,287,887	25,287,887

Earnings per share
Net income (loss) per share from continuing operations – Basic and Diluted	$0.01	$(0.07)	$(0.13)
Net earnings per share from discontinued operations – Basic and Diluted	$-	$-	$1.06